Note 10 - Share Capital - Reserves (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Balance	$ 175,704	$ 65,507
Options exercised	1,087	1,131
Restricted share rights vested	0	0
Share-based compensation	2,392	3,014
Balance	135,091	175,704
Reserve of share-based payments [member] | Restricted share rights [member]
Statement Line Items [Line Items]
Balance	37	26
Options exercised	0	0
Restricted share rights vested	(140)	(105)
Share-based compensation	138	116
Balance	35	37
Reserve of share-based payments [member] | Share options [member]
Statement Line Items [Line Items]
Balance	6,529	5,536
Options exercised	(429)	(752)
Restricted share rights vested	0	0
Share-based compensation	2,254	1,745
Balance	8,354	6,529
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance	3,541	3,541
Options exercised	0	0
Restricted share rights vested	0	0
Share-based compensation	0	0
Balance	3,541	3,541
Capital reserve [member]
Statement Line Items [Line Items]
Balance	10,107	9,103
Options exercised	(429)	(752)
Restricted share rights vested	(140)	(105)
Share-based compensation	2,392	1,861
Balance	$ 11,930	$ 10,107